Document and Entity Information	6 Months Ended
Jun. 30, 2016 shares
Document Information [Line Items]
Entity Registrant Name	CREDIT SUISSE GROUP AG
Entity Central Index Key	0001159510
Trading Symbol	CS
Document Type	6-K
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,081,363,765
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2